Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	39,600,000	39,600,000	39,600,000
Common stock, shares issued	6,635,988	6,262,460	5,536,062
Common stock, shares outstanding	6,635,988	6,262,460	5,536,062
Prepaid expenses and other assets related parties current	$ 769	$ 1,013	$ 0
Operating lease right of use assets related parties noncurrent	4,164	4,296	636
Other noncurrent assets related parties	2,105	2,365	0
Accounts payable related parties current	1	5	0
Operating lease liabilities related parties current	559	495	133
Operating lease liabilities related parties noncurrent	$ 3,716	$ 3,776	$ 551
dMY TECHNOLOGY GROUP, INC. III [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	380,000,000	380,000,000
Temporary Equity, Shares Outstanding	24,057,543	25,053,313
Temporary equity redemption price per share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	5,942,457	4,946,687
Common stock, shares outstanding	5,942,457	4,946,687
Common Class B [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,500,000	7,500,000
Common stock, shares outstanding	7,500,000	7,500,000
Series A Convertible Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	2,000,000	2,000,000	2,000,000
Temporary Equity, Shares Issued	2,000,000	2,000,000	2,000,000
Temporary Equity, Shares Outstanding	2,000,000	2,000,000	2,000,000
Temporary Equity, Liquidation Preference	$ 2,000	$ 2,000	$ 2,000
Series B Convertible Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	9,753,798	9,753,798	9,753,798
Temporary Equity, Shares Issued	9,753,798	9,753,798	9,753,798
Temporary Equity, Shares Outstanding	9,753,798	9,753,798	9,753,798
Temporary Equity, Liquidation Preference	$ 20,483	$ 20,483	$ 20,483
Series B-1 Convertible Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	13,217,404	13,217,404	13,217,404
Temporary Equity, Shares Issued	11,166,941	11,166,941	11,166,941
Temporary Equity, Shares Outstanding	11,166,941	11,166,941	11,166,941
Temporary Equity, Liquidation Preference	$ 61,867	$ 61,867	$ 61,867